Long-Term Debt and Other Financial Liabilities, July 2022 Entrust Facility (Details) $ in Thousands				11 Months Ended	12 Months Ended
	Dec. 05, 2023 USD ($)	Dec. 01, 2022 USD ($)	Nov. 08, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($) Installment	Nov. 15, 2023 USD ($)	Jul. 28, 2022 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Prepayment				$ 34,750	$ 31,858
Long-term debt				43,200	$ 65,842
July 2022 Entrust Facility [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Upsize Advance							$ 9,400
Face amount							$ 14,000
Term of loan facility					18 months
Interest rate							7.90%
Number of consecutive payment installments | Installment					3
Frequency of periodic payment					quarterly
Installment payment					$ 1,000
Period after utilization date of the Upsize Advance for payment to commence					9 months
Balloon payment							$ 11,000
Prepayment		$ 1,000	$ 1,000
Adjusted installment payment				$ 500
Long-term debt						$ 10,000
Unamortized debt discounts written off	$ 17	$ 25	$ 25